UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2012


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2012



[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

 ===============================================

       SEMIANNUAL REPORT
       USAA SCIENCE & TECHNOLOGY FUND
       FUND SHARES o ADVISER SHARES
       JANUARY 31, 2012

 ===============================================

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

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PRESIDENT'S MESSAGE

"I EXPECT A "STRUGGLE THROUGH" RECOVERY IN 2012
AS THE U.S. ECONOMY CONTINUES TO GROW SLOWLY,      [PHOTO OF DANIEL S. McNAMARA]
SOMETIMES IN FITS AND STARTS."

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FEBRUARY 2012

Although U.S. economic growth was strong during the fourth quarter of 2011, results for the six-month reporting period and for the 2011 calendar year were more modest. The expansion was an on-again, off-again affair, a blend of good news and disappointment. This "muddle-through" recovery has not been surprising given the balance sheet recession we experienced after the 2008 financial crisis. That recession, unlike any other since World War II, was precipitated by the bursting of a financial bubble, which led in turn to a pullback in spending as consumers and businesses sought to reduce their debt burdens.

In support of the economy, the Federal Reserve (the Fed) cut interest rates to extraordinarily low levels. Many businesses took advantage of low interest rates to restructure their balance sheets. However, for most individuals, this effort is a work in progress. As a result, I expect a "struggle through" recovery in 2012 as the U.S. economy continues to grow slowly. At the same time, there is a long list of known worries, among them the weak housing market, sluggish job growth, and growing international risks.

In the European Union (EU), policymakers are providing significant monetary stimulus, buying time for the EU's weakest members to regain fiscal balance. Many of these nations are weighed down by a staggering amount of debt. Fortunately, at the time of this writing, there are tentative signs that EU nations are benefiting from the stimulus efforts. In addition, Greece appeared to be making progress on restructuring its debt obligations, while pressure was easing on European banks, which hold a significant amount of sovereign debt.

Meanwhile, economic growth outside the United States is decelerating. According to forecasts by the International Monetary Fund, Europe is falling into a recession. The Bank of Japan has indicated that economic growth is slowing and that Japan's economy may enter a recession. China's economy, which has experienced double-digit growth in recent years, hit a soft patch during 2011 and seems likely to grow more slowly in the future.

In the face of weakening economic growth, central bankers around the world continue to keep interest rates extremely low. I believe this has set up an inflation/deflation tug of war between central banks, which are trying to re-ignite economic growth, and businesses and consumers, who are trying to

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

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deleverage their balance sheets. It remains to be seen whether inflation or deflation prevails over the long run.

How might this affect the financial markets? Some observers have suggested that because of central banks' monetary intervention, market performance could diverge from economic performance. This "decoupling" thesis has yet to be proven, but if correct, it suggests that the markets may perform well even as the economy continues to struggle.

Looking ahead, the U.S. economy is likely to grow, though at a slower pace than many of us might like. The Fed, which is determined to keep the expansion from stalling, announced in January that it expected to hold interest rates at low levels until the end of 2014. The announcement has led some observers to speculate about a third round of quantitative easing. While we cannot know what the Fed will actually do, investors should be prepared for an extended period -- longer than we thought in the autumn of 2011 -- of low interest rates.

In this environment, investors have a difficult choice. They can choose to be conservative and look to money market funds, which are earning only slightly more than zero -- less than the current inflation rate. Or, they can assume more risk, perhaps more than they might otherwise do, for the potential of an enhanced return. I recommend they make the decision in the context of an investment plan based on their goals, time horizon, and risk tolerance. If you would like help reviewing your investment plan, please call one of our USAA service representatives. They are available to help you free of charge.

From all of us at USAA Asset Management Company*, I'd like to thank you for your continued confidence in us. We appreciate the opportunity to help you with your investment needs.

Sincerely,

/S/ DANIEL S. MCNAMARA

Daniel S. McNamara
President
USAA Asset Management Company

*Effective January 1, 2012, USAA Asset Management Company began advising each series of USAA Mutual Funds Trust, replacing USAA Investment Management Company.

ALL EQUITY INVESTMENTS ENTAIL RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND INDIVIDUAL STOCKS MAY BE MORE VOLATILE THAN OTHER INVESTMENTS AND PROVIDE LESS INCOME.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

As interest rates rise, bond prices fall.

FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGERS' COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

SHAREHOLDER VOTING RESULTS                                                    11

FINANCIAL INFORMATION

    Portfolio of Investments                                                  12

    Notes to Portfolio of Investments                                         19

    Financial Statements                                                      20

    Notes to Financial Statements                                             23

EXPENSE EXAMPLE                                                               42

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2012, USAA. All rights reserved.

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

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FUND OBJECTIVE

THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND) HAS AN INVESTMENT OBJECTIVE OF LONG-TERM CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund's principal strategy is to normally invest at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days' notice to shareholders. The Fund may invest up to 50% of its assets in foreign securities purchased in either foreign or U.S. markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's applicable rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at (800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGERS' COMMENTARY ON THE FUND

Wellington Management Company, LLP

    JOHN F. AVERILL, CFA                               BRUCE L. GLAZER
    NICOLAS B. BOULLET                                 ANITA M. KILLIAN, CFA
    ANN C. GALLO                                       MICHAEL T. MASDEA

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o  HOW DID THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND SHARES) PERFORM?

   For the six months ended January 31, 2012, the Fund Shares had a total return of 0.15%. This compares to returns of 2.71% for the S&P 500(R) Index (the Index) and 0.05% for the Lipper Science & Technology Funds Index.

   Wellington Management Company, LLP is the subadviser for the Fund.

o  HOW DID THE FUND'S TECHNOLOGY PORTION PERFORM?

   Technology stocks as measured by the S&P North American Technology(R) Index outperformed the broader market, as measured by the Index and the MSCI World Index, respectively. The Fund's technology portfolio underperformed the S&P North American Technology(R) Index, primarily due to weak security selection in software,

   The S&P North American Technology Sector(R) Index is the technology sub-index of the S&P North American Sector Indices. The S&P North American Technology Sector index family is designed as equity benchmarks for U.S. traded technology-related securities.

   The MSCI World Index is composed of companies representative of the market structure of 22 developed market countries in North America, Europe, and the Asia/Pacific Region. This index is considered a general benchmark for international stocks.

   Refer to page 6 for benchmark definitions.

   Past performance is no guarantee of future results.

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2  | USAA SCIENCE & TECHNOLOGY FUND

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   communications equipment, and Internet software & services, which more than offset positive selection in semiconductors. Positions in HTC* and Calix, Inc. represented the largest detractors from both relative and absolute performance during the period. We didn't have a position in Intel which hurt relative results. NetLogic Microsystems, Inc.*, Hewlett-Packard Co., and ASML Holding N.V. were the top contributors to relative performance. Our positions in Apple, Inc. and Cisco Systems, Inc. were also among the largest individual contributors.

o  WHAT IS WELLINGTON MANAGEMENT'S OUTLOOK FOR THE TECHNOLOGY SECTOR?

   We believe that this is an exciting time to be investing in technology because of industry mega-trends that permeate the entire sector. These trends include mobility, virtualization/cloud-computing, and the rise of Asian technology companies. While we highlight these as separate trends, they are all inextricably linked. Importantly, the list of investable next-generation, globally "disruptive" technology leaders continues to grow. Some of these companies remain privately held but should soon access public equity markets. Additional mega-trends will likely emerge over time; thus, we do not foresee a shortage of potential investment ideas.

o  HOW DID THE FUND'S HEALTH CARE PORTION PERFORM?

   Health care stocks as measured by the S&P 500(R) Health Care Index also outperformed the broader U.S. market and the world market as measured by the S&P 500(R) Index and the MSCI World Index, respectively. The Fund's healthcare portfolio underperformed the

   You will find a complete list of securities that the Fund owns on pages
   12-18.

   *HTC and NetLogic Microsystems, Inc. were sold out of the Fund prior to January 31, 2012.

   The unmanaged S&P 500 Health Care Index is a market capitalization weighted index that represents the Health Care sector performance of the S&P 500 Index.

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                                           MANAGERS' COMMENTARY ON THE FUND |  3

================================================================================

   S&P 500 Health Care(R) Index. Stock selection, particularly in medical technology, biotechnology, and pharmaceuticals, detracted from relative results, more than offsetting favorable selection in health services. Sector allocation, a result of our stock-by-stock investment process, also detracted from relative performance, mainly due to our underweight position in pharmaceuticals and an overweight to health services. Positions in Pfizer, Inc., Shionogi & Co. Ltd., and Amgen, Inc.* represented the largest detractors from relative performance. Pharmasset, Inc.*, Regeneron Pharmaceuticals, Inc., and Elan Corp. plc ADR were the top individual contributors to performance during the period.

o  WHAT IS WELLINGTON MANAGEMENT'S OUTLOOK FOR THE HEALTH CARE SECTOR?

   As the current presidential administration has adopted a more centrist policy, health care stocks have outperformed the broader market as a number of modifications favorable to the industry have been made to the Patient Protection and Affordable Care Act. We expect additional changes to the plan, which along with a decline in commercial health insurance usage, should be positive for the sector. These benefits will most likely be somewhat offset by increased pressure on reimbursement rates from Medicare and Medicaid as the U.S. government seeks to rein in spending and reduce its deficit.

   On behalf of our colleagues at USAA, we thank you for your investment in the Fund.

   The USAA Science & Technology Fund may be more volatile than funds that diversify across many industries because of the short life cycles and competitive pressures of many of the products or services of the companies this Fund invests in.

   *Amgen, Inc. and Pharmasset, Inc. were sold out of the Fund prior to January 31, 2012.

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4  | USAA SCIENCE & TECHNOLOGY FUND

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INVESTMENT OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND SHARES (Symbol: USSCX)


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                                            1/31/12                  7/31/11
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Net Assets                              $335.6 Million           $344.6 Million
Net Asset Value Per Share                   $13.28                   $13.26


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                  AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
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7/31/11 to 1/31/12*               1 Year             5 Years           10 Years

      0.15%                       2.15%               2.58%              3.27%


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                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
1 Year                            5 Years                              10 Years

-0.56%                             1.51%                                 2.44%


--------------------------------------------------------------------------------
                        EXPENSE RATIO AS OF 7/31/11**
--------------------------------------------------------------------------------

                                      1.36%


*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

**THE EXPENSE RATIO REPRESENTS THE TOTAL ANNUAL OPERATING EXPENSES, BEFORE REDUCTIONS OF ANY EXPENSES PAID INDIRECTLY AND INCLUDING ANY ACQUIRED FUND FEES AND EXPENSES, AS REPORTED IN THE FUND SHARES' PROSPECTUS DATED DECEMBER 1, 2011, AND IS CALCULATED AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS. THIS EXPENSE RATIO MAY DIFFER FROM THE EXPENSE RATIO DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDES ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

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                                                        INVESTMENT OVERVIEW |  5

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                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                          USAA SCIENCE &            LIPPER SCIENCE &
                   S&P 500(R) INDEX   TECHNOLOGY FUND SHARES     TECHNOLOGY FUNDS INDEX
 1/31/2002            $10,000.00           $10,000.00                 $10,000.00
 2/28/2002              9,807.15             8,930.43                   8,664.33
 3/31/2002             10,175.99             9,750.78                   9,453.65
 4/30/2002              9,559.04             8,577.36                   8,328.24
 5/31/2002              9,488.62             8,099.69                   7,892.58
 6/30/2002              8,812.75             7,071.65                   6,852.94
 7/31/2002              8,125.93             6,458.98                   6,121.22
 8/31/2002              8,179.10             6,386.29                   5,976.69
 9/30/2002              7,290.20             5,472.48                   5,145.49
10/31/2002              7,931.86             6,303.22                   5,924.04
11/30/2002              8,398.72             7,113.19                   6,828.38
12/31/2002              7,905.31             6,251.30                   5,966.15
 1/31/2003              7,698.22             6,303.22                   5,931.07
 2/28/2003              7,582.72             6,240.91                   5,954.53
 3/31/2003              7,656.34             6,292.83                   5,950.44
 4/30/2003              8,287.00             6,822.43                   6,506.85
 5/31/2003              8,723.61             7,497.40                   7,256.70
 6/30/2003              8,834.90             7,632.40                   7,307.33
 7/31/2003              8,990.67             8,016.61                   7,699.88
 8/31/2003              9,166.01             8,421.60                   8,263.26
 9/30/2003              9,068.67             8,348.91                   8,042.44
10/31/2003              9,581.69             9,200.42                   8,851.30
11/30/2003              9,665.99             9,418.48                   8,985.31
12/31/2003             10,172.92             9,563.86                   9,027.66
 1/31/2004             10,359.64             9,948.08                   9,471.54
 2/29/2004             10,503.64             9,865.01                   9,322.08
 3/31/2004             10,345.18             9,615.78                   9,125.18
 4/30/2004             10,182.77             9,138.11                   8,496.55
 5/31/2004             10,322.51             9,605.40                   8,919.79
 6/30/2004             10,523.23             9,802.70                   9,075.30
 7/31/2004             10,174.94             8,805.82                   8,084.39
 8/31/2004             10,216.10             8,390.45                   7,758.91
 9/30/2004             10,326.75             8,701.97                   8,120.07
10/31/2004             10,484.51             9,023.88                   8,578.75
11/30/2004             10,908.73             9,511.94                   9,057.05
12/31/2004             11,279.94             9,865.01                   9,399.13
 1/31/2005             11,004.99             9,345.79                   8,835.64
 2/28/2005             11,236.59             9,335.41                   8,858.47
 3/31/2005             11,037.61             8,961.58                   8,622.31
 4/30/2005             10,828.27             8,909.66                   8,276.51
 5/31/2005             11,172.81             9,563.86                   9,011.98
 6/30/2005             11,188.67             9,574.25                   8,907.08
 7/31/2005             11,604.76            10,155.76                   9,444.62
 8/31/2005             11,498.88            10,290.76                   9,384.94
 9/30/2005             11,592.01            10,384.22                   9,566.42
10/31/2005             11,398.76            10,218.07                   9,359.54
11/30/2005             11,829.89            10,841.12                   9,877.68
12/31/2005             11,833.94            10,965.73                   9,904.00
 1/31/2006             12,147.34            11,734.16                  10,513.57
 2/28/2006             12,180.31            11,443.41                  10,340.97
 3/31/2006             12,331.92            11,630.32                  10,598.61
 4/30/2006             12,497.51            11,734.16                  10,597.10
 5/31/2006             12,137.81            11,017.65                   9,794.71
 6/30/2006             12,154.27            10,809.97                   9,615.88
 7/31/2006             12,229.24            10,550.36                   9,152.69
 8/31/2006             12,520.21            11,100.73                   9,662.74
 9/30/2006             12,842.86            11,381.10                   9,976.00
10/31/2006             13,261.36            11,671.86                  10,241.68
11/30/2006             13,513.53            12,014.54                  10,681.27
12/31/2006             13,703.10            12,024.92                  10,570.99
 1/31/2007             13,910.34            12,139.15                  10,741.12
 2/28/2007             13,638.26            12,024.92                  10,663.34
 3/31/2007             13,790.81            12,076.84                  10,721.95
 4/30/2007             14,401.67            12,606.44                  11,089.60
 5/31/2007             14,904.22            13,250.26                  11,519.51
 6/30/2007             14,656.61            13,250.26                  11,664.14
 7/31/2007             14,202.19            13,052.96                  11,653.40
 8/31/2007             14,415.08            13,364.49                  11,898.20
 9/30/2007             14,954.19            13,914.85                  12,521.77
10/31/2007             15,192.06            14,413.29                  13,284.04
11/30/2007             14,556.93            13,530.63                  12,282.66
12/31/2007             14,455.94            13,416.41                  12,342.19
 1/31/2008             13,588.85            12,087.23                  10,743.54
 2/29/2008             13,147.41            11,661.47                  10,478.59
 3/31/2008             13,090.64            11,464.17                  10,407.74
 4/30/2008             13,728.19            12,398.75                  11,204.67
 5/31/2008             13,906.01            13,011.42                  11,834.66
 6/30/2008             12,733.68            12,066.46                  10,798.00
 7/31/2008             12,626.64            11,848.39                  10,574.86
 8/31/2008             12,809.28            12,045.69                  10,772.55
 9/30/2008             11,667.88            10,363.45                   9,192.77
10/31/2008              9,708.29             8,193.15                   7,530.08
11/30/2008              9,011.67             7,320.87                   6,661.79
12/31/2008              9,107.56             7,611.63                   6,899.55
 1/31/2009              8,339.92             7,414.33                   6,745.60
 2/28/2009              7,451.90             6,832.81                   6,483.71
 3/31/2009              8,104.65             7,611.63                   7,200.55
 4/30/2009              8,880.34             8,359.29                   8,092.01
 5/31/2009              9,377.04             8,753.89                   8,430.82
 6/30/2009              9,395.64             9,023.88                   8,592.99
 7/31/2009             10,106.31             9,781.93                   9,297.33
 8/31/2009             10,471.19            10,062.31                   9,527.50
 9/30/2009             10,861.92            10,539.98                  10,103.70
10/31/2009             10,660.14            10,197.30                   9,761.20
11/30/2009             11,299.57            10,851.51                  10,242.22
12/31/2009             11,517.83            11,474.56                  10,894.36
 1/31/2010             11,103.49            10,778.82                  10,119.21
 2/28/2010             11,447.44            11,121.50                  10,529.17
 3/31/2010             12,138.24            11,838.01                  11,253.26
 4/30/2010             12,329.87            11,941.85                  11,504.94
 5/31/2010             11,345.32            11,048.81                  10,717.30
 6/30/2010             10,751.42            10,436.14                  10,075.13
 7/31/2010             11,504.69            11,059.19                  10,712.38
 8/31/2010             10,985.32            10,488.06                  10,166.88
 9/30/2010             11,965.70            11,858.77                  11,470.43
10/31/2010             12,420.99            12,336.45                  12,120.37
11/30/2010             12,422.58            12,326.06                  12,174.72
12/31/2010             13,252.80            13,032.19                  12,839.22
 1/31/2011             13,566.91            13,499.48                  13,274.29
 2/28/2011             14,031.70            13,935.62                  13,742.87
 3/31/2011             14,037.28            13,935.62                  13,638.84
 4/30/2011             14,453.00            14,548.29                  14,132.01
 5/31/2011             14,289.40            14,569.06                  13,937.78
 6/30/2011             14,051.21            14,215.99                  13,481.13
 7/31/2011             13,765.48            13,769.47                  13,099.63
 8/31/2011             13,017.71            12,824.51                  12,117.49
 9/30/2011             12,102.58            12,180.69                  11,323.97
10/31/2011             13,425.31            13,457.94                  12,728.07
11/30/2011             13,395.64            13,156.80                  12,383.80
12/31/2011             13,532.67            12,959.50                  12,093.25
 1/31/2012             14,139.14            13,790.24                  13,106.61

                                   [END CHART]

                          Data from 1/31/02 to 1/31/12.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Shares to the following benchmarks:

o The unmanaged, broad-based composite S&P 500(R) Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

o The unmanaged Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

6  | USAA SCIENCE & TECHNOLOGY FUND

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USAA SCIENCE & TECHNOLOGY FUND ADVISER SHARES* (Symbol: USTCX)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           1/31/12                 7/31/11
--------------------------------------------------------------------------------
Net Assets                              $6.5 Million             $6.5 Million
Net Asset Value Per Share                  $13.22                   $13.22

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/12
--------------------------------------------------------------------------------
 7/31/11 to 1/31/12**               1 Year               Since Inception 8/01/10
       0.00%                        1.85%                         14.13%

--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/11
--------------------------------------------------------------------------------
1 Year                                                   Since Inception 8/01/10
-0.88%                                                            10.15%

--------------------------------------------------------------------------------
                         EXPENSE RATIOS AS OF 7/31/11***
--------------------------------------------------------------------------------
Before Reimbursement          2.02%           After Reimbursement        1.65%

*The USAA Science & Technology Fund Adviser Shares (Adviser Shares) commenced operations on August 1, 2010.

**Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

***USAA ASSET MANAGEMENT COMPANY (THE MANAGER) HAS AGREED, THROUGH DECEMBER 1, 2012, TO MAKE PAYMENTS OR WAIVE MANAGEMENT, ADMINISTRATION, AND OTHER FEES TO LIMIT THE EXPENSES OF THE ADVISER SHARES SO THAT THE TOTAL ANNUAL OPERATING EXPENSES OF THE ADVISER SHARES (EXCLUSIVE OF COMMISSION RECAPTURE, EXPENSE OFFSET ARRANGEMENTS, ACQUIRED FUND FEES AND EXPENSES, AND EXTRAORDINARY EXPENSES) DO NOT EXCEED AN ANNUAL RATE OF 1.65% OF THE ADVISER SHARES' AVERAGE DAILY NET ASSETS. THIS REIMBURSEMENT ARRANGEMENT MAY NOT BE CHANGED OR TERMINATED DURING THIS TIME PERIOD WITHOUT APPROVAL OF THE FUND'S BOARD OF TRUSTEES AND MAY BE CHANGED OR TERMINATED BY THE MANAGER AT ANY TIME AFTER DECEMBER 1, 2012.

THESE BEFORE AND AFTER REIMBURSEMENT EXPENSE RATIOS ARE REPORTED IN THE ADVISER SHARES' PROSPECTUS DATED DECEMBER 1, 2011. BEFORE AND AFTER EXPENSE RATIOS MAY DIFFER FROM THE ADVISER SHARES' ACTUAL EXPENSE RATIOS DISCLOSED IN THE FINANCIAL HIGHLIGHTS, WHICH EXCLUDE ACQUIRED FUND FEES AND EXPENSES.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                     o  CUMULATIVE PERFORMANCE COMPARISON  o

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                               LIPPER SCIENCE &               USAA SCIENCE &
                    S&P 500(R) INDEX        TECHNOLOGY FUNDS INDEX    TECHNOLOGY FUND ADVISER SHARES
 7/31/2010             $10,000.00                 $10,000.00                    $10,000.00
 8/31/2010               9,548.56                   9,490.77                      9,308.12
 9/30/2010              10,400.72                  10,707.64                     10,525.83
10/31/2010              10,796.45                  11,314.36                     10,950.18
11/30/2010              10,797.84                  11,365.09                     10,940.96
12/31/2010              11,519.47                  11,985.40                     11,568.27
 1/31/2011              11,792.50                  12,391.54                     11,974.17
 2/28/2011              12,196.50                  12,828.96                     12,361.62
 3/31/2011              12,201.36                  12,731.84                     12,352.40
 4/30/2011              12,562.70                  13,192.22                     12,896.68
 5/31/2011              12,420.50                  13,010.91                     12,905.90
 6/30/2011              12,213.46                  12,584.62                     12,592.25
 7/31/2011              11,965.10                  12,228.49                     12,195.57
 8/31/2011              11,315.13                  11,311.67                     11,346.86
 9/30/2011              10,519.69                  10,570.92                     10,784.13
10/31/2011              11,669.42                  11,881.64                     11,909.59
11/30/2011              11,643.64                  11,560.27                     11,642.07
12/31/2011              11,762.74                  11,289.04                     11,466.79
 1/31/2012              12,289.89                  12,235.01                     12,195.57

                                   [END CHART]

                      Data from 7/31/10 to 7/31/12.*

                      See page 6 for benchmark definitions.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Adviser Shares to the benchmarks.

*The performance of the Lipper Science & Technology Funds Index and the S&P 500(R) Index is calculated from the end of the month, July 31, 2010, while the Adviser Shares' inception date is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Indexes are unmanaged and you cannot invest directly in an Index.

================================================================================

8  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

                             TOP 10 EQUITY HOLDINGS
                                 AS OF 1/31/2012
                                (% of Net Assets)

Apple, Inc. .............................................................   8.2%
Microsoft Corp. .........................................................   5.6%
QUALCOMM, Inc. ..........................................................   4.3%
Cisco Systems, Inc. .....................................................   4.0%
Oracle Corp. ............................................................   4.0%
Automatic Data Processing, Inc. .........................................   2.6%
International Business Machines Corp. ...................................   2.2%
EMC Corp. ...............................................................   2.1%
Alliance Data Systems Corp. .............................................   2.0%
Western Union Co. .......................................................   2.0%

You will find a complete list of securities that the Fund owns on pages 12-18.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

                    o SECTOR ASSET ALLOCATION -- 1/31/2012 o

                    [PIE CHART OF SECTOR ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                    71.0%
HEALTH CARE                                                               24.6%
CONSUMER DISCRETIONARY                                                     2.2%
INDUSTRIALS                                                                1.3%
CONSUMER STAPLES                                                           0.7%
MONEY MARKET INSTRUMENTS                                                   0.8%

                                   [END CHART]

      Percentages are of the net assets of the Fund and may not equal 100%.

================================================================================

10  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

SHAREHOLDER VOTING RESULTS

--------------------------------------------------------------------------------

On November 10, 2011, a meeting of shareholders was held to vote on a number of proposals relating to certain USAA mutual funds. However, all shareholders of record on September 16, 2011, were entitled to vote on the proposal shown below. The proposal was approved by the shareholders.

PROPOSAL

Election of new members to the Funds' Board of Trustees including the re-election of Robert L. Mason, Ph.D. and Michael F. Reimherr became effective January 1, 2012.

                             NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
TRUSTEES                                    FOR                   VOTES WITHHELD
--------------------------------------------------------------------------------
Thomas F. Eggers                       6,660,811,393                63,843,596
Daniel S. McNamara                     6,665,041,690                59,613,299
Robert L. Mason, Ph.D.                 6,673,454,396                51,200,593
Michael F. Reimherr                    6,655,017,938                69,637,051
Paul L. McNamara                       6,652,482,258                72,172,731
Barbara B. Ostdiek, Ph.D.              6,650,120,137                74,534,852

================================================================================

                                                SHAREHOLDER VOTING RESULTS |  11

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             COMMON STOCKS (99.8%)

             CONSUMER DISCRETIONARY (2.2%)
             -----------------------------
             INTERNET RETAIL (2.2%)
    14,070   Amazon.com, Inc.*                                          $  2,736
     9,330   Priceline.com, Inc.*                                          4,940
                                                                        --------
             Total Consumer Discretionary                                  7,676
                                                                        --------
             CONSUMER STAPLES (0.7%)
             -----------------------
             DRUG RETAIL (0.7%)
    49,780   CVS Caremark Corp.                                            2,079
    11,700   Walgreen Co.                                                    390
                                                                        --------
             Total Consumer Staples                                        2,469
                                                                        --------
             HEALTH CARE (24.6%)
             -------------------
             BIOTECHNOLOGY (5.1%)
    34,100   3SBio, Inc. ADR*                                                394
    39,800   Achillion Pharmaceuticals, Inc.*                                441
    15,100   Acorda Therapeutics, Inc.*                                      385
    70,100   Alkermes plc*                                                 1,319
    84,700   Amylin Pharmaceuticals, Inc.*                                 1,205
    40,000   Ardea Biosciences, Inc.*                                        728
    36,800   Arena Pharmaceuticals, Inc.*                                     65
    16,300   Biogen Idec, Inc.*                                            1,922
    20,700   Celgene Corp.*                                                1,505
    84,700   Exelixis, Inc.*                                                 451
    43,500   Gilead Sciences, Inc.*                                        2,125
    44,600   Immunogen, Inc.*                                                630
    40,956   Incyte Corp.*                                                   725
    23,600   Ironwood Pharmaceuticals, Inc.*                                 354
    23,900   Momenta Pharmaceuticals, Inc.*                                  375
    30,400   NPS Pharmaceuticals, Inc.*                                      233
    15,500   Onyx Pharmaceuticals, Inc.*                                     635
    39,300   Progenics Pharmaceuticals, Inc.*                                379
    22,600   Regeneron Pharmaceuticals, Inc.*                              2,053
    27,100   Rigel Pharmaceuticals, Inc.*                                    265
    46,240   Seattle Genetics, Inc.*                                         875

================================================================================

12  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
     6,100   Targacept, Inc.*                                           $     37
    57,300   Trius Therapeutics, Inc.*                                       319
                                                                        --------
                                                                          17,420
                                                                        --------
             HEALTH CARE DISTRIBUTORS (1.7%)
    56,540   Cardinal Health, Inc.                                         2,433
    39,710   McKesson Corp.                                                3,245
                                                                        --------
                                                                           5,678
                                                                        --------
             HEALTH CARE EQUIPMENT (4.2%)
    79,900   ABIOMED, Inc.*                                                1,479
    67,000   China Medical Technologies, Inc. ADR*                           172
    47,300   Covidien plc                                                  2,436
    13,800   DexCom, Inc.*                                                   151
     5,276   DiaSorin S.p.A.(a)                                              160
    17,500   Heartware International, Inc.*                                1,211
    29,700   Hologic, Inc.*                                                  606
    69,900   Medtronic, Inc.                                               2,696
    41,400   St. Jude Medical, Inc.                                        1,727
    53,100   Stereotaxis, Inc.*                                               37
    12,300   Stryker Corp.                                                   682
    26,100   Tornier N.V.*                                                   551
   943,000   Trauson Holdings Co. Ltd.(a)                                    297
    39,900   Volcano Corp.*                                                1,119
    16,500   Zimmer Holdings, Inc.*                                        1,002
                                                                        --------
                                                                          14,326
                                                                        --------
             HEALTH CARE FACILITIES (0.5%)
    36,500   HCA Holdings, Inc.*                                             892
    80,400   Tenet Healthcare Corp.*                                         426
    44,532   Vanguard Health Systems, Inc.*                                  498
                                                                        --------
                                                                           1,816
                                                                        --------
             HEALTH CARE TECHNOLOGY (0.7%)
     9,840   Allscripts - Misys Healthcare Solutions, Inc.*                  188
       461   M3, Inc.(a)                                                   1,993
                                                                        --------
                                                                           2,181
                                                                        --------
             LIFE SCIENCES TOOLS & SERVICES (1.3%)
    33,800   Agilent Technologies, Inc.*                                   1,436
     9,400   Life Technologies Corp.*                                        455
    36,400   PAREXEL International Corp.*                                    877
    26,800   Thermo Fisher Scientific, Inc.*                               1,418
     3,100   Waters Corp.*                                                   268
                                                                        --------
                                                                           4,454
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             MANAGED HEALTH CARE (3.4%)
    56,570   Aetna, Inc.                                                $  2,472
    75,660   CIGNA Corp.                                                   3,392
    78,240   UnitedHealth Group, Inc.                                      4,052
    19,000   WellCare Health Plans, Inc.*                                  1,136
    10,390   WellPoint, Inc.                                                 668
                                                                        --------
                                                                          11,720
                                                                        --------
             PHARMACEUTICALS (7.7%)
     3,390   Alk Abello A.S.(a)                                              201
    11,500   AstraZeneca plc ADR                                             554
    17,300   Auxilium Pharmaceuticals, Inc.*                                 344
    52,000   Bristol-Myers Squibb Co.                                      1,676
    34,300   Cadence Pharmaceuticals, Inc.*                                  143
    75,300   Daiichi Sankyo Co. Ltd.(a)                                    1,437
    13,400   Dr. Reddy's Laboratories ADR                                    458
    38,300   Eisai Co. Ltd.(a)                                             1,586
   200,600   Elan Corp. plc ADR*                                           2,730
    13,600   Eli Lilly and Co.                                               540
    67,100   Forest Laboratories, Inc.*                                    2,132
    22,757   Laboratorios Almirall S.A.(a)                                   160
    59,500   Medicines Co.*                                                1,197
    74,600   Merck & Co., Inc.                                             2,854
    50,100   Mylan, Inc.*                                                  1,040
     4,000   Ono Pharmaceutical Co., Ltd.(a)                                 226
    30,100   Optimer Pharmaceuticals, Inc.*                                  390
    11,300   Pacira Pharmaceuticals, Inc.*                                   122
    90,100   Pfizer, Inc.                                                  1,928
     3,450   Roche Holding AG(a)                                             584
     2,500   Salix Pharmaceuticals Ltd.*                                     120
   113,000   Shionogi & Co. Ltd.(a)                                        1,512
    11,200   Simcere Pharmaceutical Group ADR*                               110
    49,543   Teva Pharmaceutical Industries Ltd. ADR                       2,236
    19,279   UCB S.A.(a)                                                     784
    21,200   Watson Pharmaceuticals, Inc.*                                 1,243
    26,700   XenoPort, Inc.*                                                 112
                                                                        --------
                                                                          26,419
                                                                        --------
             Total Health Care                                            84,014
                                                                        --------
             INDUSTRIALS (1.3%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.4%)
    13,300   Nidec Corp.(a)                                                1,272
                                                                        --------

================================================================================

14  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             RESEARCH & CONSULTING SERVICES (0.9%)
    84,215   Huron Consulting Group, Inc.*                              $  3,157
                                                                        --------
             Total Industrials                                             4,429
                                                                        --------
             INFORMATION TECHNOLOGY (71.0%)
             ------------------------------
             APPLICATION SOFTWARE (3.5%)
    44,028   Citrix Systems, Inc.*                                         2,871
    64,230   Intuit, Inc.                                                  3,625
    32,723   Salesforce.com, Inc.*                                         3,822
    57,620   TIBCO Software, Inc.*                                         1,502
                                                                        --------
                                                                          11,820
                                                                        --------
             COMMUNICATIONS EQUIPMENT (12.7%)
 1,202,000   AAC Acoustic Technologies Holdings, Inc.(a)                   2,929
    75,540   ADTRAN, Inc.                                                  2,616
    59,120   Aruba Networks, Inc.*                                         1,311
   164,300   Calix, Inc.*                                                  1,244
   699,707   Cisco Systems, Inc.                                          13,735
       413   Comverse Technology, Inc.*                                        3
    11,140   F5 Networks, Inc.*                                            1,334
   103,210   Finisar Corp.*                                                2,091
    92,460   Juniper Networks, Inc.*                                       1,935
   249,408   QUALCOMM, Inc.                                               14,670
    65,100   Riverbed Technology, Inc.*                                    1,559
                                                                        --------
                                                                          43,427
                                                                        --------
             COMPUTER HARDWARE (10.2%)
   758,000   Advantech Co. Ltd.(a)                                         2,295
    61,850   Apple, Inc.*                                                 28,233
   228,000   Fujitsu Ltd.(a)                                               1,215
   109,010   Hewlett-Packard Co.                                           3,050
                                                                        --------
                                                                          34,793
                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (2.1%)
   280,210   EMC Corp.*                                                    7,218
                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (9.0%)
    63,267   Alliance Data Systems Corp.*                                  7,010
   163,821   Automatic Data Processing, Inc.                               8,974
    64,335   ExlService Holdings, Inc.*                                    1,553
   110,055   Genpact Ltd.*                                                 1,610
    48,740   Visa, Inc. "A"                                                4,906
   356,600   Western Union Co.                                             6,811
                                                                        --------
                                                                          30,864
                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
             ELECTRONIC COMPONENTS (0.3%)
    33,550   Hamamatsu Photonics K.K.(a)                                $  1,210
                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.3%)
   209,000   Hitachi Ltd.(a)                                               1,169
                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (0.7%)
   719,000   Hon Hai Precision Industry Corp. Ltd.(a)                      2,314
                                                                        --------
             INTERNET SOFTWARE & SERVICES (6.3%)
   183,510   eBay, Inc.*                                                   5,799
    21,940   Equinix, Inc.*                                                2,632
     9,831   Google, Inc. "A"*                                             5,703
    99,500   Kakaku.com, Inc.(a)                                           3,234
    23,700   Sohu.com, Inc.*                                               1,413
    73,830   VeriSign, Inc.                                                2,736
                                                                        --------
                                                                          21,517
                                                                        --------
             IT CONSULTING & OTHER SERVICES (6.8%)
   115,091   Accenture plc "A"                                             6,599
   141,080   hiSoft Technology International Ltd. ADR*                     1,604
    38,837   International Business Machines Corp.                         7,480
   472,728   Sapient Corp.                                                 6,098
    24,937   Teradata Corp.*                                               1,336
                                                                        --------
                                                                          23,117
                                                                        --------
             SEMICONDUCTOR EQUIPMENT (2.5%)
   185,600   ASM Pacific Technology Ltd.(a)                                2,393
   140,430   ASML Holding N.V.                                             6,037
                                                                        --------
                                                                           8,430
                                                                        --------
             SEMICONDUCTORS (5.4%)
   368,500   Applied Micro Circuits Corp.*                                 2,885
    62,200   Linear Technology Corp.                                       2,072
    78,310   Maxim Integrated Products, Inc.                               2,102
   245,400   Micron Technology, Inc.*                                      1,863
    12,300   NVIDIA Corp.*                                                   182
     2,882   Samsung Electronics Co. Ltd.(a)                               2,852
   222,450   Spreadtrum Communications ADR                                 3,441
 1,148,000   Taiwan Semiconductor Manufacturing Co. Ltd.(a)                3,045
                                                                        --------
                                                                          18,442
                                                                        --------
             SYSTEMS SOFTWARE (10.5%)
    12,150   Check Point Software Technologies Ltd.*                         684
   645,775   Microsoft Corp.                                              19,069
   482,900   Oracle Corp.                                                 13,618

================================================================================

16  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

--------------------------------------------------------------------------------
                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES    SECURITY                                                      (000)
--------------------------------------------------------------------------------
    36,465   Red Hat, Inc.*                                             $  1,691
     9,950   VMware, Inc. "A"*                                               908
                                                                        --------
                                                                          35,970
                                                                        --------
             TECHNOLOGY DISTRIBUTORS (0.7%)
 1,019,000   Synnex Technology International Corp.(a)                      2,520
                                                                        --------
             Total Information Technology                                242,811
                                                                        --------
             Total Common Stocks (cost: $302,236)                        341,399
                                                                        --------

             MONEY MARKET INSTRUMENTS (0.8%)

             MONEY MARKET FUNDS (0.8%)
 2,804,458   State Street Institutional Liquid Reserve Fund, 0.18%(b)      2,804
                                                                        --------
             Total Money Market Instruments (cost: $2,804)                 2,804
                                                                        --------

             TOTAL INVESTMENTS (COST: $305,040)                         $344,203
                                                                        ========

-----------------------------------------------------------------------------------------------
                                                                                    UNREALIZED
                                          FORWARD                      CONTRACT   APPRECIATION
NUMBER OF                                 CURRENCY        SETTLEMENT     VALUE   (DEPRECIATION)
CONTRACTS       COUNTERPARTY              CONTRACTS          DATE        (000)            (000)
-----------------------------------------------------------------------------------------------
                                          CONTRACTS TO SELL (0.0%)
199,286,000     State Street Bank and
                  Trust Co.               Japanese Yen     2/02/2012    $2,615            $(30)
177,514,000     State Street Bank and
                  Trust Co.               Japanese Yen     8/01/2012     2,335              (3)
                                                                        ----------------------

                                          RECEIVABLE AMOUNT ($4,917)    $4,950            $(33)
                                                                        ======================
                                          CONTRACTS TO BUY (0.0%)
199,286,000     State Street Bank and
                  Trust Co.               Japanese Yen     2/02/2012     2,615               3
                                                                        ----------------------

                                          PAYABLE AMOUNT ($2,612)       $2,615            $  3
                                                                        ======================

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

----------------------------------------------------------------------------------------------------
($ IN 000s)                                        VALUATION HIERARCHY
----------------------------------------------------------------------------------------------------
                                          (LEVEL 1)           (LEVEL 2)      (LEVEL 3)
                                      QUOTED PRICES   OTHER SIGNIFICANT    SIGNIFICANT
                                  IN ACTIVE MARKETS          OBSERVABLE   UNOBSERVABLE
ASSETS                         FOR IDENTICAL ASSETS              INPUTS         INPUTS         TOTAL
----------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $306,011             $35,388           $  -      $341,399
Money Market Instruments:
  Money Market Funds                          2,804                   -              -         2,804
  Forward Currency Contracts to Buy*              3                   -              -             3
----------------------------------------------------------------------------------------------------
Total                                      $308,818             $35,388           $  -      $344,206
----------------------------------------------------------------------------------------------------
LIABILITIES
----------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell*        $    (33)            $     -           $  -      $    (33)
----------------------------------------------------------------------------------------------------

*Forward currency contracts are valued at the unrealized appreciation/ (depreciation) of the contract.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

--------------------------------------------------------------------------------
                                                                    COMMON STOCK
--------------------------------------------------------------------------------
Balance as of July 31, 2011                                              $   410
Purchases                                                                      -
Sales                                                                        (39)
Transfers into Level 3                                                         -
Transfers out of Level 3                                                       -
Net realized gain (loss)                                                  (1,293)
Change in net unrealized appreciation/depreciation                           922
--------------------------------------------------------------------------------
Balance as of January 31, 2012                                           $     -
--------------------------------------------------------------------------------

For the period of August 1, 2011, through January 31, 2012, common stocks with a fair value of $31,372,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

18  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 17.0% of net assets at January 31, 2012.

o  PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Security was fair valued at January 31, 2012, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by the Board of Trustees.

   (b) Rate represents the money market fund annualized seven-day yield at January 31, 2012.

     * Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES
(IN THOUSANDS)

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $305,040)              $344,203
   Cash                                                                             26
   Receivables:
      Capital shares sold                                                          103
      Dividends and interest                                                        90
      Securities sold                                                            1,210
                                                                              --------
         Total assets                                                          345,632
                                                                              --------
LIABILITIES
   Payables:
      Payable for return of collateral for securities loaned (Note 5)               30
      Securities purchased                                                       2,924
      Capital shares redeemed                                                      306
      Unrealized depreciation on foreign currency contracts held, at value          30
   Accrued management fees                                                         202
   Accrued transfer agent's fees                                                    10
   Other accrued expenses and payables                                              79
                                                                              --------
         Total liabilities                                                       3,581
                                                                              --------
            Net assets applicable to capital shares outstanding               $342,051
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $335,353
   Accumulated undistributed net investment loss                                  (884)
   Accumulated net realized loss on investments                                (31,552)
   Net unrealized appreciation of investments                                   39,163
   Net unrealized depreciation of foreign currency translations                    (29)
                                                                              --------
      Net assets applicable to capital shares outstanding                     $342,051
                                                                              ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $335,596/25,279 shares outstanding)          $  13.28
                                                                              ========
      Adviser Shares (net assets of $6,455/488 shares outstanding)            $  13.22
                                                                              ========

See accompanying notes to financial statements.

================================================================================

20  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENT OF OPERATIONS
(IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends (net of foreign taxes withheld of $19)                        $1,661
  Interest                                                                     1
  Securities lending (net)                                                     7
                                                                          ------
        Total income                                                       1,669
                                                                          ------
EXPENSES
  Management fees                                                          1,169
  Administration and servicing fees:
        Fund Shares                                                          241
        Adviser Shares                                                         5
  Transfer agent's fees:
        Fund Shares                                                          653
  Distribution and service fees (Note 7F):
        Adviser Shares                                                         8
  Custody and accounting fees:
        Fund Shares                                                           62
        Adviser Shares                                                         1
  Postage:
        Fund Shares                                                           33
  Shareholder reporting fees:
        Fund Shares                                                           20
  Trustees' fees                                                               7
  Registration fees:
        Fund Shares                                                           15
        Adviser Shares                                                        15
  Professional fees                                                           39
  Other                                                                        5
                                                                          ------
           Total expenses                                                  2,273
  Expenses paid indirectly:
        Fund Shares                                                           (4)
  Expenses reimbursed:
        Adviser Shares                                                        (3)
                                                                          ------
           Net expenses                                                    2,266
                                                                          ------
NET INVESTMENT LOSS                                                         (597)
                                                                          ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
  Net realized loss on:
        Investments                                                         (257)
        Foreign currency transactions                                       (151)
  Change in net unrealized appreciation/depreciation of:
        Investments                                                          594
        Foreign currency translations                                        100
                                                                          ------
           Net realized and unrealized gain                                  286
  Decrease in net assets resulting from operations                        $ (311)
                                                                          ======

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
(IN THOUSANDS)

Six-month period ended January 31, 2012 (unaudited), and year ended July 31,
2011

-----------------------------------------------------------------------------------------------

                                                                   1/31/2012          7/31/2011
-----------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                              $   (597)          $   (373)
   Net realized gain (loss) on investments                              (257)            43,213
   Net realized loss on foreign currency transactions                   (151)              (228)
   Change in net unrealized appreciation/depreciation of:
      Investments                                                        594             28,865
      Foreign currency translations                                      100                (50)
                                                                    ---------------------------
      Increase (decrease) in net assets resulting
         from operations                                                (311)            71,427
                                                                    ---------------------------
NET DECREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 6)
   Fund Shares                                                        (8,715)           (17,746)
   Adviser Shares*                                                        (7)             5,077
                                                                    ---------------------------
      Total net decrease in net assets from capital
         share transactions                                           (8,722)           (12,669)
                                                                    ---------------------------
   Net increase (decrease) in net assets                              (9,033)            58,758

NET ASSETS
   Beginning of period                                               351,084            292,326
                                                                    ---------------------------
   End of period                                                    $342,051           $351,084
                                                                    ==========================-
Accumulated undistributed net investment loss:
   End of period                                                    $   (884)          $   (287)
                                                                    ===========================

*Adviser Shares were initiated on August 1, 2010.

See accompanying notes to financial statements.

================================================================================

22  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this semiannual report pertains only to the USAA Science & Technology Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is long-term capital appreciation.

The Fund has two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

    1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

    2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund

================================================================================

24  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

        may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

    3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

    4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

    5. Repurchase agreements are valued at cost, which approximates market value.

    6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

    7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

        Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

        services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

    Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

    Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks traded on foreign exchanges whose fair values at the reporting date included an adjustment to reflect changes occurring subsequent to the close of trading in the foreign markets but prior to the close of trading in comparable U.S. securities markets.

    Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

    The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES -- The Fund may buy, sell, and enter into certain types of derivatives, including, but

================================================================================

26  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade.

    FORWARD CURRENCY CONTRACTS -- The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2012*
    (IN THOUSANDS)

                           ASSET DERIVATIVES                LIABILITY DERIVATIVES
------------------------------------------------------------------------------------
                        STATEMENT OF                     STATEMENT OF
DERIVATIVES NOT         ASSETS AND                       ASSETS AND
ACCOUNTED FOR AS        LIABILITIES                      LIABILITIES
HEDGING INSTRUMENTS     LOCATION            FAIR VALUE   LOCATION          FAIR VALUE
-------------------------------------------------------------------------------------
Foreign exchange        Unrealized             $3        Unrealized           $33
contracts               appreciation of                  depreciation of
                        foreign currency                 foreign currency
                        translations                     translations
-------------------------------------------------------------------------------------

    *For open derivative instruments as of January 31, 2012, see the portfolio of investments, which is also indicative of activity for the period ended January 31, 2012.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2012
    (IN THOUSANDS)

DERIVATIVES                                                            CHANGE IN UNREALIZED
NOT ACCOUNTED      STATEMENT OF                                        APPRECIATION
FOR AS HEDGING     OPERATIONS                 REALIZED GAIN (LOSS)     (DEPRECIATION)
INSTRUMENTS        LOCATION                   ON DERIVATIVES           ON DERIVATIVES
-------------------------------------------------------------------------------------------
Foreign            Net realized gain (loss)       $(123)                      $(102)
exchange           on foreign currency
contracts          transactions/change
                   in net unrealized
                   appreciation/depreciation
                   of foreign currency
                   translations
-------------------------------------------------------------------------------------------

D. FEDERAL TAXES -- The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

E. INVESTMENTS IN SECURITIES -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed,

================================================================================

28  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

G. FOREIGN CURRENCY TRANSLATIONS -- The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.
    Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

H. EXPENSES PAID INDIRECTLY -- A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2012, brokerage commission recapture credits and custodian and other bank credits reduced the Fund Shares' and Adviser Shares' expenses by $4,000 and less than $500, respectively.

I. INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

J. USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management

================================================================================

30  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.5 basis points of the amount of the committed loan agreement. Prior to September 24, 2011, the funds were assessed a proportionate share of CAPCO's operating expenses, and the maximum annual facility fee was 0.10% of the committed loan agreement. The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2012, the Fund paid CAPCO facility fees of $1,000, which represents 0.6% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2012.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2012, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted, which changed various rules governing the tax treatment of regulated investment companies. The changes made

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

under the Act are generally effective for years beginning after the date of enactment. Under the Act, net capital losses may be carried forward indefinitely, and they retain their character as short-term and or long-term capital losses. Under pre-enactment law, net capital losses could be carried forward for eight years and treated as short-term capital losses, irrespective of the character of the original capital loss. As a transition rule, the Act requires that post-enactment capital loss carryforwards be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. At July 31, 2011, the Fund had pre-enactment capital loss carryforwards of $30,940,000, for federal income tax purposes, which, if not offset by subsequent capital gains, will expire between 2017 and 2018, as shown below. It is unlikely that the Trust's Board of Trustees will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used or expire.

        PRE-ENACTMENT CAPITAL LOSS CARRYFORWARDS
--------------------------------------------------------
 EXPIRES                                       BALANCE
---------                                    -----------
  2017                                       $14,426,000
  2018                                        16,514,000
                                             -----------
                                 Total       $30,940,000
                                             ===========

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the statement of operations if the tax positions were deemed to not meet the more-likely-than-not threshold. For the six-month period, ended January 31, 2012, the Fund did not incur any income tax, interest, or penalties. As of January 31, 2012, the Manager has reviewed all open tax years and concluded that there was no impact to the Fund's net assets or results of operations. Tax year ended July 31, 2011, and each of the three preceding fiscal years, remain subject to examination by the Internal Revenue Service and state taxing

================================================================================

32  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

authorities. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary.

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2012, were $131,626,000 and $140,203,000, respectively.

As of January 31, 2012, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2012, were $53,738,000 and $14,575,000, respectively, resulting in net unrealized appreciation of $39,163,000.

(5) LENDING OF PORTFOLIO SECURITIES

The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. The Fund and Citibank retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transaction. Citibank receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended January 31, 2012, the Fund received securities-lending income of $7,000, which is net of the 20% income retained by Citibank. As of January 31, 2012, the Fund had no securities out on loan. However, a payable to Lehman Brothers, Inc. of $30,000 remains for unclaimed cash collateral and interest on prior lending of securities.

(6) CAPITAL SHARE TRANSACTIONS

At January 31, 2012, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                      SIX-MONTH PERIOD ENDED             YEAR ENDED
                                            1/31/2012                    7/31/2011
------------------------------------------------------------------------------------------
                                      SHARES         AMOUNT         SHARES         AMOUNT
                                      ----------------------------------------------------
FUND SHARES:
Shares sold                            1,669        $ 20,734         3,969        $ 50,673
Shares issued from
 reinvested dividends                      -               -             -               -
Shares redeemed                       (2,371)        (29,449)       (5,446)        (68,419)
                                      ----------------------------------------------------
Net decrease from
 capital share transactions             (702)       $ (8,715)       (1,477)       $(17,746)
                                      ====================================================
ADVISER SHARES
 (INITIATED ON AUGUST 1, 2010):
Shares sold                                1        $     21           494        $  5,142
Shares issued from
 reinvested dividends                      -               -             -               -
Shares redeemed                           (2)            (28)           (5)            (65)
                                      ----------------------------------------------------
Net increase (decrease) from
 capital share transactions               (1)       $     (7)          489        $  5,077
                                      ====================================================

(7) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES -- The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision

================================================================================

34  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

    The investment management fee for the Fund is composed of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

    The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Science & Technology Funds Index over the performance period. The Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category. The performance period for each class consists of the current month plus the previous 35 months. The performance adjustment for the Adviser Shares includes the performance of the Fund Shares for periods prior to August 1, 2010. The following table is utilized to determine the extent of the performance adjustment:

OVER/UNDER PERFORMANCE                ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                  AS A % OF THE FUND'S AVERAGE NET ASSETS(1)
--------------------------------------------------------------------------------
+/- 1.00% to 4.00%                    +/- 0.04%
+/- 4.01% to 7.00%                    +/- 0.05%
+/- 7.01% and greater                 +/- 0.06%

    (1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%. Average net assets are calculated over a rolling 36-month period.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is the performance adjustment; a positive adjustment in the case of overperformance, or a negative adjustment in the case of underperformance.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2012, the Fund incurred total management fees, paid or payable to the Manager, of $1,169,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $(59,000) and less than $(500), respectively. For the Fund Shares and Adviser Shares, the performance adjustments were (0.04)% and less than (0.01)%, respectively.

B. SUBADVISORY ARRANGEMENTS -- The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average daily net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average daily net assets for assets over $100 million that Wellington Management manages. For the six-month period ended January 31, 2012, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $625,000.

C. ADMINISTRATION AND SERVICING FEES -- The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and

================================================================================

36  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended January 31, 2012, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $241,000 and $5,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2012, the Fund reimbursed the Manager $5,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. EXPENSE LIMITATION -- The Manager has agreed, through December 1, 2012, to limit the annual expenses of the Adviser Shares to 1.65% of its average annual net assets, excluding extraordinary expenses and before reductions of any expenses paid indirectly, and will reimburse the Adviser Shares for all expenses in excess of that amount. This expense limitation arrangement may not be changed or terminated through December 1, 2012, without approval of the Trust's Board of Trustees, and may be changed or terminated by the Manager at any time after that date. For the six-month period ended January 31, 2012, the Adviser Shares incurred reimbursable expenses of $3,000.

E. TRANSFER AGENT'S FEES -- USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. Each class also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended January 31, 2012, the Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $653,000 and less than $500, respectively.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

F. DISTRIBUTION AND SERVICE (12b-1) FEES -- The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares average daily net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2012, the Adviser Shares incurred distribution and service (12b-1) fees of $8,000.

G. UNDERWRITING SERVICES -- USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(8) TRANSACTIONS WITH AFFILIATES

The Manager is indirectly wholly owned by United Services Automobile Association
(USAA), a large, diversified financial services institution. At January 31, 2012, USAA and its affiliates owned 483,000 shares, which represent 98.9% of the Adviser Shares and 1.9% of the Fund.

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(9) NEW ACCOUNTING PRONOUNCEMENT

    FAIR VALUE MEASUREMENTS -- In May 2011, the Financial Accounting Standards Board (FASB) and the International Accounting Standards Board (IASB) issued converged guidance on fair value measurements regarding the principles of fair value measurement and financial reporting.

================================================================================

38  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    A number of new disclosures are required, including quantitative information and a qualitative discussion about significant unobservable inputs used for all Level 3 measurements, a description of the Manager's valuation processes, and all transfers between levels of the fair value hierarchy, rather than significant transfers only. The amended guidance is effective for financial statements for interim and annual periods beginning after December 15, 2011. The Manager has evaluated the impact of this guidance noting that the only impact is to the Fund's financial statement disclosures.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  39

================================================================================

(10) FINANCIAL HIGHLIGHTS -- FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                 PERIOD ENDED
                                  JANUARY 31,                        YEAR ENDED JULY 31,
                                 ------------------------------------------------------------------------------------
                                     2012            2011           2010           2009           2008           2007
                                 ------------------------------------------------------------------------------------
Net asset value at
  beginning of period            $  13.26        $  10.65       $   9.42       $  11.41       $  12.56       $  10.16
                                 ------------------------------------------------------------------------------------
Income (loss) from
  investment operations:
  Net investment loss                (.02)           (.01)(a)       (.04)(a)       (.05)(a)       (.05)(a)       (.10)(a)

  Net realized and
    unrealized gain (loss)            .04            2.62(a)        1.27(a)       (1.94)(a)      (1.10)(a)       2.50(a)
                                 ------------------------------------------------------------------------------------

Total from investment
  operations                          .02            2.61(a)        1.23(a)       (1.99)(a)      (1.15)(a)       2.40(a)
                                 ------------------------------------------------------------------------------------

Net asset value at
  end of period                  $  13.28        $  13.26       $  10.65       $   9.42       $  11.41       $  12.56
                                 ====================================================================================
Total return (%)*                     .15           24.51          13.06(c)      (17.44)         (9.16)         23.62(b)

Net assets at
  end of period (000)            $335,596        $344,619       $292,326       $265,003       $317,613       $367,454
Ratios to average
  net assets:**
  Expenses (%)(d)                    1.38(e)         1.36           1.45(c)        1.67           1.49           1.51(b)

  Net investment loss (%)            (.36)(e)        (.10)          (.37)          (.60)          (.44)          (.84)
Portfolio turnover (%)                 40             109            120            191            134            112

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $319,527,000.
(a) Calculated using average shares.
(b) For the year ended July 31, 2007, SAS voluntarily reimbursed the Fund
    Shares for a portion of the transfer agent's fees incurred. The reimbursement had no effect on the Fund Shares' total return or ratio of expenses to average net assets.
(c) For the year ended July 31, 2010, SAS reimbursed the Fund Shares $98,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares'
    total return was less than 0.01%. The reimbursement decreased the Fund
    Shares' expense ratios by 0.03%. This decrease is excluded from the expense ratios above.
(d) Reflects total operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios as follows:
                                     (.00%)(+)       (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)      (.01%)
    (+) Represents less than 0.01% of average net assets.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

40  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

(10) FINANCIAL HIGHLIGHTS (CONTINUED) -- ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                                       SIX-MONTH
                                                      PERIOD ENDED              PERIOD ENDED
                                                      --------------------------------------
                                                       JANUARY 31,                JULY 31,
                                                          2012                    2011***
                                                      --------------------------------------
Net asset value at beginning of period                $  13.22                    $  10.84
                                                      ------------------------------------
Income (loss) from investment operations:
  Net investment loss                                     (.04)                       (.06)(a)
  Net realized and unrealized gain                         .04                        2.44(a)
                                                      ------------------------------------
Total from investment operations                            --                        2.38(a)
                                                      ------------------------------------
Net asset value at end of period                      $  13.22                    $  13.22
                                                      ====================================
Total return (%)*                                          .00                       21.96
Net assets at end of period (000)                     $  6,455                    $  6,465
Ratios to average net assets:**(b)
  Expenses (%)(c)                                         1.65                        1.65
  Expenses, excluding reimbursements (%)(c)               1.74                        2.02
  Net investment loss (%)                                 (.63)                       (.44)
Portfolio turnover (%)                                      40                         109

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2012, average net assets were
    $6,058,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares.
(b) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(c) Reflects total operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  41

================================================================================

EXPENSE EXAMPLE

January 31, 2012 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2011, through January 31, 2012.

ACTUAL EXPENSES

The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

================================================================================

42  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                              EXPENSES PAID
                                   BEGINNING              ENDING              DURING PERIOD*
                                 ACCOUNT VALUE         ACCOUNT VALUE         AUGUST 1, 2011 -
                                AUGUST 1, 2011        JANUARY 31, 2012       JANUARY 31, 2012
                                -------------------------------------------------------------
FUND SHARES
Actual                             $1,000.00              $1,001.50                 $6.94

Hypothetical
  (5% return before expenses)       1,000.00               1,018.20                  7.00

ADVISER SHARES
Actual                              1,000.00               1,000.00                  8.30

Hypothetical
  (5% return before expenses)       1,000.00               1,016.84                  8.36

* Expenses are equal to the annualized expense ratio of 1.38% for Fund Shares and 1.65% for Adviser Shares, which are net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/366 days (to reflect the one-half-year period). The Fund's ending account values are based on its actual total returns of 0.15% for Fund Shares and 0.00% for Adviser Shares for the six-month period of August 1, 2011, through January 31, 2012.

================================================================================

                                                           EXPENSE EXAMPLE |  43

================================================================================

TRUSTEES                                Daniel S. McNamara
                                        Robert L. Mason, Ph.D.
                                        Barbara B. Ostdiek, Ph.D.
                                        Michael F. Reimherr
                                        Paul L. McNamara
--------------------------------------------------------------------------------
ADMINISTRATOR AND                       USAA Asset Management Company
INVESTMENT ADVISER                      P.O. Box 659453
                                        San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                         USAA Investment Management Company
DISTRIBUTOR                             P.O. Box 659453
                                        San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                          USAA Shareholder Account Services
                                        9800 Fredericksburg Road
                                        San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                           State Street Bank and Trust Company
ACCOUNTING AGENT                        P.O. Box 1713
                                        Boston, Massachusetts 02105
--------------------------------------------------------------------------------
INDEPENDENT                             Ernst & Young LLP
REGISTERED PUBLIC                       100 West Houston St., Suite 1800
ACCOUNTING FIRM                         San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                             Under "My Accounts" on
SELF-SERVICE 24/7                       USAA.COM select "Investments,"
AT USAA.COM                             then "Mutual Funds"

OR CALL                                 Under "Investments" view
(800) 531-USAA                          account balances, or click
        (8722)                          "I want to...," and select
                                        the desired action.
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's Web site at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's Web site at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA                                                  --------------
       9800 Fredericksburg Road                                 PRSRT STD
       San Antonio, TX 78288                                  U.S. Postage
                                                                  PAID
                                                                  USAA
                                                             --------------

>>  SAVE PAPER AND FUND COSTS
    Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
    Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

    [LOGO OF USAA]
        USAA(R)     WE KNOW WHAT IT MEANS TO SERVE.(R)
    ============================================================================
    31704-0312                               (C)2012, USAA. ALL RIGHTS RESERVED.




ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.
ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.





















                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2012

By:*     /S/ CHRISTOPHER P. LAIA
         -----------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:     03/26/2012
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/27/2012
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/26/2012
         ------------------------------


*Print the name and title of each signing officer under his or her signature.